SCHEDULE OF GOODWILL BY SEGMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Goodwill	$ 131,909,760	$ 141,402,327
Goodwill	131,909,760	141,402,327
PRC and Other Subsidiaries [Member]
Segment Reporting Information [Line Items]
Goodwill	29,813,733	28,975,408	$ 29,826,958	$ 32,282,349
Goodwill	29,813,733	28,975,408	29,826,958	32,282,349
Ninjas in Pyjamas [Member]
Segment Reporting Information [Line Items]
Goodwill	102,096,027	112,426,919
Goodwill	$ 102,096,027	$ 112,426,919